Contingent Payments	9 Months Ended
Sep. 30, 2024
Disclosure of contingent liabilities in business combination [abstract]
Contingent Payments

13. CONTINGENT PAYMENTS
On August 31, 2024, the variable payment obligation associated with the transaction with BP Canada Energy Group ULC to purchase the remaining 50 percent interest in Sunrise Oil Sands Partnership ended. For the nine months ended September 30, 2024, the Company made payments of $261 million for the quarterly payment periods ending November 30, 2023, February 29, 2024, and May 31, 2024.
As at September 30, 2024, $40 million was included in accounts payable and accrued liabilities representing the final amount owing under this agreement. The final payment was made in October 2024.